NORTHERN LIGHTS FUND TRUST

November 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	GMG Defensive Beta Fund
Changing Parameters Fund
Astor Dynamic Allocation Fund
Astor Macro Alternative Fund
Astor Sector Allocation Fund

Post-Effective Amendment No. 896, 897, and 898 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of GMG Defensive Beta Fund, Changing Parameters Fund, Astor Dynamic Allocation Fund, Astor Macro Alternative Fund, and Astor Sector Allocation Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
GMG Defensive Beta Fund	896	0001580642-16-012223	November 23, 2016
Changing Parameters Fund	897	0001580642-16-012231	November 23, 2016
Astor Dynamic Allocation Fund	898	0001580642-16-012239	November 23, 2016
Astor Macro Alternative Fund	898	0001580642-16-012239	November 23, 2016
Astor Sector Allocation Fund	898	0001580642-16-012239	November 23, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Assistant Secretary